Goodwill and Other Intangibles (Other Intangible Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 974	$ 948
Finite-lived intangible assets, accumulated amortization	(671)	(593)
Finite-lived intangible assets, net	303	355
Indefinite lived intangible assets, gross	1,893	1,870
Indefinite lived intangible assets, accumulated amortization	(2)	0
Indefinite lived intangible assets, gross	1,891	1,870
Intangible assets, gross	2,867	2,818
Intangible assets, accumulated amortization	(673)	(593)
Total other intangible assets	2,194	2,225
Impairment of indefinite lived intangible assets	7
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	647	624
Finite-lived intangible assets, accumulated amortization	(430)	(377)
Finite-lived intangible assets, net	$ 217	247
Customer relationships | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	5 years
Customer relationships | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	19 years
Patents and other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible assets, gross	$ 327	324
Finite-lived intangible assets, accumulated amortization	(241)	(216)
Finite-lived intangible assets, net	$ 86	$ 108
Patents and other | Minimum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	3 years
Patents and other | Maximum
Finite-Lived Intangible Assets [Line Items]
Intangible asset, useful life	43 years